Deposits	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Deposits

Note 7 Deposits

	As at
	July 31, 2022				October 31, 2021
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$212,348	$66,470	$113,449	$392,267	$207,493	$64,613	$90,382	$362,488
Business and government	349,919	16,751	372,797	739,467	356,020	20,800	319,533	696,353
Bank	12,358	485	34,027	46,870	12,549	449	28,992	41,990
	$574,625	$83,706	$520,273	$1,178,604	$576,062	$85,862	$438,907	$1,100,831
Non-interest-bearing (4)
Canada	$155,873	$8,131	$499	$164,503	$151,475	$8,051	$713	$160,239
United States	53,378	–	–	53,378	54,021	–	–	54,021
Europe (5)	475	–	–	475	632	–	–	632
Other International	8,471	–	–	8,471	8,002	–	–	8,002
Interest-bearing (4)
Canada	313,493	19,169	373,680	706,342	315,464	19,857	312,987	648,308
United States	9,534	56,012	82,644	148,190	6,978	57,260	77,597	141,835
Europe (5)	28,626	394	48,457	77,477	34,278	693	36,788	71,759
Other International	4,775	–	14,993	19,768	5,212	1	10,822	16,035
	$574,625	$83,706	$520,273	$1,178,604	$576,062	$85,862	$438,907	$1,100,831

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at July 31, 2022, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $448 billion
, $34
 billion
, $47
billion
and $30
 billion
, respectively (October 31,
2021 – $
399 billion, $35 billion, $43 billion and $27 billion, respectively).
(5)	Europe includes United Kingdom, Luxembourg, the Channel Islands, and France.
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	July 31 2022	October 31 2021
Within 1 year:

less than 3 months	$152,461	$133,776
3 to 6 months	58,906	64,062
6 to 12 months	125,192	83,871
1 to 2 years	52,844	45,532
2 to 3 years	39,009	29,204
3 to 4 years	25,688	24,573
4 to 5 years	33,209	25,329
Over 5 years	32,964	32,560
	$520,273	$438,907
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$484,000	$416,000